RELATED PARTIES - Narrative (Details) - EUR (€) € in Millions	Mar. 28, 2018	Dec. 31, 2021	Dec. 31, 2020	May 13, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 2,129	€ 2,391		€ 2,361
Secured French PGE French Facility (due 2022)
Disclosure of detailed information about borrowings [line items]
Borrowings		180	180
Secured French PGE French Facility (due 2022) | French Government
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 180
Percentage of borrowings guaranteed				80.00%
Secured French PGE French Facility (due 2022) | French Government | BPI France
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 30
Unsecured Revolving Credit Facility (expired in 2021)
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 0	€ 0
Unsecured Revolving Credit Facility (expired in 2021) | BPI France
Disclosure of detailed information about borrowings [line items]
Term of credit facility	3 years
Borrowing capacity	€ 10